Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2021	2020
Hayfin Loan Facility	197.0	195.0
Syndicated Senior Secured Credit Facilities	272.7	270.0
New Bridge Facility	30.3	30.0
$350 million Convertible bonds	350.0	350.0
PPL Delivery Financing	753.3	753.3
Keppel Delivery Financing	259.2	259.2
Principal outstanding	1,862.5	1,857.5
Back end fees due to PPL and Keppel on Delivery of rigs	42.8	42.8
Effective interest rate adjustments on PPL and Keppel delivery Financing	17.1	13.4
Deferred finance charges(1)	(6.5)	(7.5)
Carrying value	1,915.9	1,906.2
Carrying amounts in the table above include, where applicable, deferred financing fees and certain interest adjustments to allow for variations in interest payments to be straight lined.

(1) For the year ended December 31, 2021, deferred finance charges includes the capitalization of extension fees associated with amendments made to the Hayfin Term Loan Facility, the Syndicated Senior Secured Credit Facilities and the New Bridge Facility, in January 2021, offset by amortization recognized during the year.

Schedule of Maturities of Long-term Debt	The scheduled maturities as of December 31, 2021 of our principal debt are as follows:

(In $ millions)	December 31, 2021
2022	—
2023	1,603.3
2024	—
2025	86.4
2026	172.8
Thereafter	—
Total	1,862.5